PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of plan assets and reconciliation of funded status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset)
Weighted average duration of defined benefit obligations	16 years	18 years 6 months
Expected future benefit payments in 2023	$ 25.5
Reconciliation of funded status to net amount recognized
Net liability recognized	14.7	$ 90.2
Net liability recognized in other liabilities	20.6	90.2
Net liability recognized in other assets	5.9	0.0
Pension defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(454.6)	(659.0)
Fair value of plan assets	527.6	607.7
Plan surplus (deficit)	73.0	(51.3)
Asset limit and minimum funding adjustment	(70.7)
Net amount recognized	2.3	(51.3)
Postretirement defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(17.0)	(38.9)
Plan surplus (deficit)	(17.0)	(38.9)
Net amount recognized	$ (17.0)	$ (38.9)
Plan assets
Plan assets
Debt securities (as a percent)	36.40%	39.50%
Other (as a percent)	19.10%	9.30%
Total plan assets (in percent)	100.00%	100.00%
Plan assets | Canadian
Plan assets
Equity securities (as a percent)	18.30%	21.00%
Plan assets | Foreign
Plan assets
Equity securities (as a percent)	26.20%	30.20%